Quarterly Holdings Report
for
Fidelity Freedom® Index 2055 Fund
December 31, 2021
FRX-55-NPRT3-0322
1.927056.110
Domestic Equity Funds - 54.0%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,444,372,120)	208,758,070	3,331,778,803

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,994,643,564)	147,783,134	2,225,614,003

Bond Funds - 10.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	32,870,234	342,507,835
Fidelity Series International Developed Markets Bond Index Fund (a)	2,827,283	27,792,197
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,752,054	244,967,504
TOTAL BOND FUNDS (Cost $622,342,031)		615,267,536

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,061,357,715)	6,172,660,342
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,473,214)
NET ASSETS - 100.0%	6,171,187,128

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	1,916,867	1,916,867	3	-	-	-	0.0%
Total	-	1,916,867	1,916,867	3	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	286,068,222	130,664,212	75,283,734	4,041,476	(1,903,158)	2,962,293	342,507,835
Fidelity Series Global ex U.S. Index Fund	1,470,412,558	855,937,589	105,117,086	55,728,519	(1,047,414)	5,428,356	2,225,614,003
Fidelity Series International Developed Markets Bond Index Fund	-	28,239,568	304,288	18,255	(3,009)	(140,074)	27,792,197
Fidelity Series Long-Term Treasury Bond Index Fund	122,138,262	123,190,113	10,629,319	3,356,451	(1,340,477)	11,608,925	244,967,504
Fidelity Series Total Market Index Fund	2,207,430,448	989,471,816	275,066,203	48,919,376	482,590	409,460,152	3,331,778,803
	4,086,049,490	2,127,503,298	466,400,630	112,064,077	(3,811,468)	429,319,652	6,172,660,342

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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